Schedule of Redemption of Condensed Balance Sheet (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Class Common Stock Subject To Possible Redemption
Gross proceeds	$ 57,500,000
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(3,998,225)
Accretion of carrying value to redemption value	7,678,225
Class A common stock subject to possible redemption	$ 58,075,000